Vessels, Port Terminals and Other Fixed Assets, net - Capital Leases Analysis (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
VESSELS UNDER CAPITAL LEASES [Abstract]
San San H and Ferni H	$ 32,843
Less: Accumulated amortization	(2,214)
Net book value	$ 30,629